ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
Unaudited		July 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRALIA 5.4%

Common Stocks 5.4%
Adelaide Bank	1,715	17
Adelaide Brighton	3,485	7
Alinta	4,463	35
Alumina	19,640	96
Amcor (2)	15,165	79
AMP (2)	31,625	218
Ansell Limited (2)	2,657	17
APN News & Media (2)	2,449	9
Aristocrat Leisure (2)	8,090	75
Austereo Group	2,945	4
Australand Property Group	7,606	11
Australia & New Zealand Banking (2)	31,233	604
Australian Gas Light (2)	7,723	113
Australian Pharmaceutical Industries	2,767	5
Australian Stock Exchange	2,908	73
Australian Wealth	7,408	13
AWB	5,770	17
AXA Asia Pacific (2)	22,140	108
Babcock & Brown (2)	3,109	46
Bank of Queensland	1,781	19
Bendigo Bank	2,290	22
BHP Billiton (2)	59,928	1,275
Billabong International	2,617	29
BlueScope Steel	11,902	63
Boral	9,926	57
Brambles Industries (2)	16,456	137
Burns, Philp & Company (1)	25,812	19
Caltex Australia	2,249	42
Centro Properties Group (2)	13,714	73
Centro Retail Group, Equity Units	3,732	5
CFS Retail Property Trust, Equity Units	25,876	37
Challenger Financial Services	6,819	16
Coca-Cola Amatil	9,444	50
Cochlear	912	37
Coles Myer (2)	21,461	187
Commonwealth Bank of Australia	21,963	754
Commonwealth Property Office (2)	26,902	28
Computershare (2)	10,076	61
Corporate Express Australia	1,439	6
CSL Limited	3,081	125
CSR	15,420	40
DB Rreef Trust (2)	47,465	56
Downer EDI	3,966	23
Envestra	10,002	9
Flight Centre	1,192	11
Foster's Group	34,038	140
Futuris	11,724	18
Goodman Fielder (1)	22,075	34
GPT Group, Equity Units	34,160	118
Gunns	5,644	11
GWA International	4,308	10
Harvey Norman Holdings	13,414	35
Iluka Resources (2)	4,190	22
Insurance Australia (2)	26,974	108
Investa Property, Equity Units	25,417	45
iShares MSCI Australia (USD)	14,400	302
James Hardie Industries GDR	7,680	41
John Fairfax Holdings	4,506	14
Leighton Holdings (2)	2,378	35
Lend Lease (2)	6,797	74
Lion Nathan (2)	6,680	40
Macquarie Airports, Equity Units	11,198	26
Macquarie Bank	4,257	202
Macquarie Countrywide Trust, Equity Units	19,904	28
Macquarie Goodman (2)	28,195	129
Macquarie Infrastructure, Equity Units (2)	41,931	87
Macquarie Office Trust, Equity Units (2)	33,332	35
Mayne Pharma (1)	10,630	22
Metcash Trading	12,433	37
Minara Resources (2)	5,863	11
Mirvac Group (2)	15,086	49
Multiplex Group	10,638	29
National Australia Bank	27,466	756
Newcrest Mining	5,592	82
Novogen (1)	1,496	3
Nufarm	2,905	20
Oil Search	18,557	59
OneSteel (2)	9,629	29
Orica	5,289	95
Origin Energy (2)	13,376	77
Oxiana (2)	22,814	53
Paperlinx	7,542	20
Perpetual Limited	690	37
Promina Group	17,656	74
Publishing & Broadcasting	2,449	32
Qantas Airways	16,455	38
QBE Insurance (2)	13,734	232
Rinker Group (2)	15,544	157
Rio Tinto (2)	5,797	330
Rural Press	1,355	11
Santos	10,201	90
Sigma Pharmaceuticals	15,600	29
Sims Group (2)	2,094	30
Smorgon Steel Group	11,643	15
Sonic Healthcare	5,000	48
Southern Cross Broadcasting	1,148	10
SP Ausnet	17,433	17
Spotless Group	3,529	12
St. George Bank	8,960	197
Stockland	23,164	121
Suncorp-Metway	9,377	139
Sydney Roads Group, Equity Units (1)	13,977	11
Symbion Health	10,807	25
Tabcorp Holdings	8,815	104
Telstra	37,137	109
Ten Network Holdings	6,694	15
Toll Holdings	10,100	110
Transurban (2)	13,935	76
UNiTAB	2,236	25
Wesfarmers (2)	6,378	173
West Australian Newspapers	1,046	7
Westfield Group	29,892	422
Westpac Bank	30,482	514
Westpac Banking (NZD)	593	10
Woodside Petroleum	8,469	278
Woolworths	20,328	297
Worley Group	3,415	53
Zinifex	8,336	67
		11,539
Preferred Stocks 0.0%
Rural Press , 7.79%	297	2
		2

Total Australia (Cost $9,005)		11,541

AUSTRIA 0.4%

Common Stocks 0.4%
Erste Bank der Oesterreich Sparkasse	3,949	228
EVN	204	21
Immofinanz Immobilien Anlage (1)	7,650	88
Oest Elektrizitatswirts, Class A	774	37
OMV	2,564	157
Raiffeisen International	732	63
Telekom Austria	6,410	145
Wienerberger	1,268	60
Total Austria (Cost $585)		799
BELGIUM 1.2%

Common Stocks 1.2%
Agfa-Gevaert	2,541	59
Almancora	186	25
Belgacom	3,007	101
CNP-Cie Natle A Portefeuille	94	34
Colruyt	241	39
Delhaize (2)	1,619	118
Dexia	14,198	347
Fortis (2)	5,180	184
Fortis, B Shares	16,929	601
Groupe Bruxelles Lambert	1,261	133
Interbrew	3,028	159
KBC (2)	3,132	341
Mobistar	304	25
RTL Group	215	20
SES Global FDR	3,700	50
SES Global GDR	1,749	24
Solvay	700	83
UCB	1,871	109
Union Miniere	428	54
Total Belgium (Cost $1,967)		2,506

CHINA 0.6%

Common Stocks 0.6%
Beijing Enterprises (HKD)	6,000	9
Brilliance China Automotive (HKD) (1)(2)	46,000	7
China Insurance International (HKD) (1)	12,000	8
China Merchants Holdings (HKD) (2)	20,000	61
China Mobile (HKD)	101,000	651
China Netcom (HKD) (2)	22,000	40
China Overseas Land & Investment (HKD) (2)	54,000	32
China Resources Enterprise (HKD)	20,000	44
China Unicom (HKD) (2)	64,000	58
Citic Pacific (HKD) (2)	19,000	55
CNOOC (HKD)	209,000	178
Cosco Pacific (HKD)	18,000	40
Global Bio-Chem Technology (HKD)	30,000	10
Guangzhou Investment (HKD) (2)	44,000	8
Levono Group (HKD)	58,000	19
Semiconductor Manufacturing (HKD) (1)	93,000	12
Shanghai Industrial (HKD)	14,000	27
TCL International Holdings (HKD) (1)	24,000	2
Tencent Holdings (HKD)	12,000	23
TPV Technology (HKD)	24,000	24
Total China (Cost $942)		1,308

DENMARK 0.6%

Common Stocks 0.6%
A P Moller-Maersk, Series A	11	81
A P Moller-Maersk, Series B	26	196
Carlsberg, Series B	735	54
Coloplast, Series B	554	42
Danisco	866	64
Danske Bank	10,627	407
H. Lundbeck	1,089	27
Jyske (1)	1,179	66
Novo Nordisk, Series B	3,883	239
Novozymes, Series B	994	66
Vestas Wind Systems (1)	3,136	84
William Demant Holding (1)	448	34
Total Denmark (Cost $1,100)		1,360
EUROPE/FAR EAST 1.2%

Common Stocks 1.2%
iShares MSCI EAFE Index Fund (USD)	38,700	2,551
Total Europe/Far East (Cost $2,211)		2,551

FINLAND 1.1%

Common Stocks 1.1%
Fortum	7,608	206
KONE Oyj	1,366	61
Metso Oyi	2,337	84
Neste Oil	2,185	76
Nokia	69,934	1,386
Outokumpu	2,262	55
Sampo	7,283	137
Sanomawsoy Oyj	813	20
Stora Enso, Class R	10,572	156
TietoEnator	1,260	30
UPM-Kymmene	8,853	196
Total Finland (Cost $2,078)		2,407

FOREIGN/EUROPE 1.1%

Common Stocks 1.1%
iShares MSCI EMU (USD)	25,100	2,236
Total Foreign/Europe (Cost $2,068)		2,236

FRANCE 10.0%

Common Stocks 10.0%
Accor (2)	3,532	208
AGF Assurances Generales de France	944	114
Air France (2)	2,407	59
Air Liquide (2)	2,052	414
Alcatel (1)	24,421	275
Alstom (1)	2,349	204
Arkema (1)(2)	1,026	40
Atos Origin (1)	1,111	51
AXA	35,003	1,206
BIC	627	38
BNP Paribas	15,761	1,533
Bouygues (2)	4,311	215
Cap Gemini	2,180	117
Carrefour (2)	12,032	750
Casino Guichard-Perrachon (2)	628	52
Christian Dior	1,205	120
Ciments Francais	190	31
CNP Assurances	687	65
Compagnie de Saint-Gobain	5,902	421
Credit Agricole	10,238	411
Dassault Systemes	941	49
EADS	5,437	156
Eiffage	1,149	98
Electricite de France	4,385	226
Essilor International	1,708	171
Eurazeo	449	51
Euronext	1,871	168
France Telecom	33,338	698
Gaz de France (2)	3,271	116
Gecina	207	27
Groupe Danone (2)	4,505	595
Hermes International	1,383	115
Imerys	530	38
JC Decaux	1,105	28
Klepierre	384	49
L'Oreal	5,315	532
Lafarge	3,001	363
Lagardere (2)	2,354	165
LVMH	6,280	630
Michelin	1,838	112
Natexis Banques Populaires	162	40
PagesJaunes Groupe (2)	2,317	65
Pernod-Ricard (2)	1,556	324
Peugeot (2)	2,925	153
PPR	1,544	206
Publicis (2)	2,444	92
Renault (2)	3,552	388
Safran	3,397	66
Sanofi-Aventis	17,349	1,649
Schneider (2)	3,866	397
Societe des Autoroutes Paris- Rhin- Rhone (2)	524	36
Societe Generale	7,421	1,106
Sodexho Alliance (2)	1,982	100
STMicroelectronics	11,216	167
Suez (2)	2,156	90
Suez Lyonnaise des Eaux	19,578	811
Suez Strip (1)	2,156	-
Technip	1,898	102
Television Francaise (2)	2,680	85
Thales	1,143	45
THOMSON Multimedia (2)	4,543	76
Total (2)	41,977	2,853
Unibail	784	145
Valeo	1,288	47
Veolia Environnement (2)	6,903	375
Vinci (2)	3,992	405
Vivendi (2)	19,667	665
Wendel Investissement	449	52
Total France (Cost $16,857)		21,251

GERMANY 6.7%

Common Stocks 6.5%
Adidas	3,733	174
Allianz	6,928	1,088
Altana AG	1,167	67
BASF	8,804	708
Bayer AG	12,484	615
Bayerische Motoren Werke	5,318	274
Beiersdorf	780	41
Celesio	1,332	62
Commerzbank	11,227	393
Continental	2,487	254
DaimlerChrysler	17,396	897
DEPFA Bank	5,666	96
Deutsche Bank	8,795	1,013
Deutsche Boerse	1,761	250
Deutsche Post	15,221	377
Deutsche Post CDI (GBP) (1)	1,158	28
Deutsche Postbank (2)	1,090	80
Deutsche Telekom	54,985	849
E.ON AG	11,829	1,425
Fraport	563	41
Fresenius	38	6
Fresenius Medical Care	1,205	144
Hannover Rueckversicherung (1)(2)	932	33
Heidelberger Druckmaschinen	1,071	44
Heidelberger Zement	356	44
Henkel	513	55
Hypo Real Estate Holding	2,292	127
Infineon Technologies (1)	12,426	133
Karstadtquelle (1)(2)	1,256	30
Lanxess (1)	1,309	49
Linde	1,966	166
Lufthansa (2)	3,805	71
Man AG	2,343	169
Merck	228	21
METRO	2,693	154
MLP (2)	1,308	25
Munich Re	3,888	535
Puma	203	74
RWE	6,710	589
SAP	4,048	740
Siemens	15,250	1,228
Suedzucker (2)	1,064	26
ThyssenKrupp	6,414	224
TUI (2)	4,143	83
Volkswagen	3,960	297
		13,799
Preferred Stocks 0.2%
Fresenius, 1.09%	561	92
Henkel , 1.39%	1,172	139
Porsche, 0.64%	150	147
Volkswagen, 2.70%	1,282	68
		446

Total Germany (Cost $11,566)		14,245

GIBRALTAR 0.0%

Common Stocks 0.0%
PartyGaming (GBP)	20,512	42
Total Gibraltar (Cost $42)		42

GREECE 0.6%

Common Stocks 0.6%
Alpha Bank	6,969	178
Bank of Piraeus	4,591	115
Coca-Cola Hellenic Bottling	1,605	51
Commercial Bank of Greece (1)	1,697	54
Cosmote Mobile Communication	2,277	51
EFG Eurobank Ergasias	4,912	138
Hellenic Petroleum	2,029	28
Hellenic Telecommunications (1)	6,298	144
National Bank of Greece	8,055	313
OPAP	4,090	148
Public Power	1,932	46
Titan Cement	976	48
Total Greece (Cost $1,024)		1,314

HONG KONG 2.2%

Common Stocks 2.2%
Asia Satellite Telecom	2,500	4
ASM Pacific Technology	3,000	15
Bank of East Asia	26,000	107
BOC Hong Kong (2)	71,500	146
Cafe De Coral Holdings	6,000	9
Cathay Pacific Airways (2)	23,000	41
Chaoda Modern Agriculture (2)	20,100	11
Cheung Kong Holdings	29,000	314
Cheung Kong Infrastructure (2)	8,000	25
China Everbright (1)(2)	14,000	8
China National Aviation	20,000	7
China Resources Power Holdings	18,000	15
China State Construction	1,444	1
China Travel International Investment	42,000	10
Chinese Estates Holdings	14,000	15
CITIC International Financial Holdings	26,000	15
CLP Holdings	30,900	183
CNPC Hong Kong	40,000	23
COFCO International	12,000	7
Dah Sing Financial	2,000	17
Dah Sing Banking Group	3,200	6
Denway Motors	94,000	30
Esprit Holdings	15,500	118
First Pacific	40,000	17
Fountain Set	8,000	2
Foxconn (1)(2)	35,000	81
Fubon Bank	6,000	2
Galaxy Entertainment (1)	22,000	20
Giordano International	24,000	13
Great Eagle Holdings	5,000	18
Guangdong Investment	28,000	11
Guoco Group	2,000	24
Hang Lung Group	17,000	43
Hang Lung Properties	31,000	61
Hang Seng Bank	13,000	166
Henderson Investment	21,000	37
Henderson Land Development (2)	12,000	66
Hengan International Group	14,000	22
Hong Kong & China Gas (2)	70,830	160
Hong Kong & Shanghai Hotels	12,000	14
Hong Kong Aircraft Engineering	1,600	19
Hong Kong Electric	27,000	129
Hong Kong Exchanges	18,000	117
Hong Kong Land Holdings (USD)	31,000	121
Hopewell Highway Infrastructure (2)	14,000	10
Hopewell Holdings	15,000	43
Hutchison Harbour Ring	32,000	2
Hutchison Telecommunications (1)	24,000	42
Hutchison Whampoa	54,000	492
Hysan Development	13,000	37
i-Cable Communications	10,200	2
Industrial & Commercial Bank of China	8,000	13
iShares MSCI Hong Kong Index (USD)	13,000	179
Jardine Matheson (USD)	5,200	99
Jardine Strategic (USD)	5,500	63
Johnson Electric (2)	37,500	26
Kerry Properties	8,000	26
Kingboard Chemical Holdings	10,000	29
Lee & Man Paper Manufacturing	4,000	6
Li & Fung	41,600	87
Link, REIT (1)	36,000	76
Liu Chong Hing Bank	3,000	7
Mandarin Oriental (USD)	6,000	7
MTR (2)	27,500	71
New World Development	46,000	79
Next Media	10,000	5
Orient Overseas International	4,200	17
Oriental Press Group	14,000	3
PCCW	84,200	53
Public Financial Holdings	6,000	4
SCMP Group	20,000	7
Shangri-La Asia	22,000	46
Shenzhen International Holdings, REIT (2)	137,500	6
Shenzhen Investment	22,000	6
Shun Tak Holdings	24,000	31
Sino Land (2)	36,000	61
Smartone Telecommunications	5,000	5
Sun Hung Kai Properties	32,000	336
Swire Pacific, Series A	17,500	181
Swire Pacific, Series B	12,500	24
Techtronic Industries	24,500	33
Television Broadcasts	6,000	37
Texwinca Holdings	12,000	8
Tingyi (Cayman Island)	38,000	22
Wharf	21,000	78
Wheelock	14,000	24
Wing Hang Bank	3,500	32
Wing Lung Bank	1,900	17
Yue Yuen Industrial	8,000	22
		4,724
Warrants 0.0%
China Overseas Land & Investment, Warrants, 7/18/07 (1)	6,250	1
		1

Total Hong Kong (Cost $3,962)		4,725

IRELAND 0.7%

Common Stocks 0.7%
Allied Irish Banks	14,855	359
Anglo Irish Bank	12,271	179
Bank of Ireland	16,530	291
CRH	9,225	297
Elan (1)	6,763	101
Irish Life & Permanent	4,600	106
Kerry Group	2,395	48
Total Ireland (Cost $1,174)		1,381

ITALY 4.1%

Common Stocks 4.1%
AEM (2)	14,960	38
Alleanza Assicurazioni (2)	7,034	83
Assicurazioni Generali	21,799	779
Autogrill (2)	2,114	33
Autostrade	4,886	136
Banca Carige	9,117	44
Banca Fideuram (2)	4,888	31
Banca Intesa	76,706	443
Banca Lombarda	5,983	100
Banca Monte dei Paschi Siena (2)	20,926	126
Banca Popol Emilia Romagna	3,935	89
Banca Popolare Italiana (1)(2)	9,768	114
Banche Poplari Unite Scrl	5,855	157
Banco Popolare de Milano	7,094	89
Banco Popolare Di Verona	6,325	180
Benetton Group	1,307	19
Bulgari (2)	2,459	30
Capitalia	33,155	278
Enel	78,829	695
Eni S.p.A.	51,293	1,572
Fiat (1)(2)	13,946	197
Finmeccanica (2)	5,438	117
Gruppo Editoriale L'espresso (2)	3,329	18
Ifil	8,625	50
Italcementi s.P.a	1,218	30
Italcementi s.P.a.-RNC	2,136	34
Luxottica	2,281	63
Mediaset	15,143	172
Mediobanca	6,804	138
Mediolanum	3,718	26
Pirelli & Co. (2)	64,583	54
RCS MediaGroup	9,207	44
Riunione Adriatica	3,438	85
SAI (2)	1,636	66
Saipem	5,636	130
San Paolo IMI	20,169	359
Seat Pagine Gialle (2)	67,444	32
Snam Rete Gas	16,248	75
Telecom Italia (2)	261,635	703
Telecom Italia-RNC (2)	67,375	163
Terna	24,932	69
UniCredito Italiano	132,928	1,022
Unipol (2)	811	3
		8,686
Preferred Stocks 0.0%
Unipol, 3.75%	22,189	64
		64

Total Italy (Cost $7,255)		8,750

JAPAN 22.5%

Common Stocks 22.5%
ABC Mart (2)	400	9
ACOM (2)	1,350	61
Advantest (2)	1,200	116
AEON Credit Service (2)	1,300	27
Aeon Mall (2)	200	9
Aichi Steel	2,000	13
AIFUL (2)	950	37
Aioi Insurance (2)	10,000	78
Aisin Seiki (2)	2,500	73
Ajinomoto (2)	8,000	90
Alfresa Holdings	500	32
All Nippon Airways	11,000	42
Alps Electric (2)	2,300	28
Amada (2)	5,000	53
Anritsu	2,000	11
Aoyama Trading	900	28
Arisawa	500	7
Asahi Breweries (2)	6,300	92
Asahi Glass (2)	15,000	192
Asahi Kasei	18,000	112
Asatsu (2)	700	23
Askul (2)	300	5
Astellas Pharma	7,136	284
Autobacs Seven	500	22
AWA Bank	3,000	19
Bank of Fukuoka (2)	9,000	67
Bank of Kyoto	4,000	41
Bank of Nagoya (2)	3,000	20
Benesse (2)	1,400	50
Bosch	3,000	15
Bridgestone	10,300	187
Brother Industries (2)	5,000	50
Calsonic Kansei	1,000	6
Canon	22,600	1,085
Canon Sales	1,300	28
Casio Computer (2)	3,400	67
Central Glass (2)	3,000	17
Central Japan Railway	28	310
Chiba Bank (2)	11,000	108
Chiyoda	2,000	38
Chubu Electric	10,000	242
Chugai Pharmaceutical	3,800	78
Chugoku Bank (2)	3,000	40
Chugoku Electric Power (2)	4,700	97
Circle K Sunkus (2)	700	14
Citizen Watch	4,800	41
Coca-Cola West	900	17
Cosmo Oil (2)	9,000	43
Credit Saison (2)	3,000	130
CSK (2)	1,000	41
Dai Nippon Printing	9,000	142
Daicel Chemical Industries (2)	5,000	37
Daido Steel (2)	5,000	38
Daiei (1)	650	12
Daihatsu Motor (2)	3,000	28
Daiichi Sankyo	9,800	269
Daikin Industries (2)	3,400	110
Daimaru (2)	4,000	48
Dainippon Ink & Chemicals (2)	12,000	42
Dainippon Screen (2)	3,000	23
Dainippon Sumitomo Pharma	3,000	37
Daishi Bank	5,000	22
Daito Trust Construction (2)	1,600	87
Daiwa House (2)	7,000	114
Daiwa Securities Group (2)	22,000	246
Denki Kagaku Kogyo (2)	8,000	32
Denso (2)	7,500	257
Dentsu (2)	24	70
Diamond Lease	300	14
Disco Corporation	300	16
Don Quijote (2)	900	17
Dowa Mining (2)	5,000	45
East Japan Railway	51	379
Ebara (2)	5,000	21
Eisai (2)	3,800	175
Electric Power Development (2)	2,800	104
Elpida Memory (1)	800	32
ENIX	700	14
Ezaki Glico	2,000	21
FamilyMart	1,200	36
Fanuc	3,000	250
Fast Retailing (2)	900	73
Fuji	6,500	219
Fuji Electric Holdings	9,000	44
Fuji Fire & Marine Insurance	2,000	9
Fuji Heavy Industries	10,000	61
Fuji Soft	600	20
Fuji Television Network	4	8
Fujikura (2)	6,000	75
Fujitsu Limited	26,000	201
Fukui Bank	3,000	11
Fukuyama Transporting	2,000	7
Funai Electric	200	18
Furukawa Electric (2)	9,000	58
Futaba	600	15
GMO Internet	400	4
Goodwill Group (2)	27	17
Gulliver International	90	7
Gunma Bank	6,000	47
Gunze	3,000	17
Hachijuni Bank	7,000	51
Hakuhodo	490	36
Hamamatsu Photonics (2)	900	31
Hankyu (2)	18,000	84
Hankyu Department Stores (2)	2,000	16
Hanshin Electric Railway	5,000	33
Heiwa	800	11
HIGO Bank	3,000	22
Hikari Tsushin	300	12
Hino Motors	4,000	23
Hirose Electric (2)	500	64
Hiroshima Bank	8,000	50
Hisamitsu Pharmaceutical (2)	800	25
Hitachi	42,000	269
Hitachi Cable	4,000	19
Hitachi Capital (2)	600	10
Hitachi Chemical (2)	1,800	44
Hitachi Construction Machine	1,500	35
Hitachi High-Technologies	700	20
Hitachi Information Systems (2)	300	7
Hitachi Maxell (2)	500	6
Hitachi Metals	2,000	19
Hitachi Software Engineering	300	5
Hokkaido Electric Power (2)	2,700	65
Hokkoku Bank	4,000	19
Hokugin Financial Group (2)	16,000	60
Hokuriku Electric	2,800	58
Honda	23,300	767
House Foods Corporation	900	13
HOYA	5,500	192
Hyakugo Bank	3,000	20
Hyakujushi Bank	4,000	25
Ibiden (2)	1,900	92
Inpex (1)	13	122
Invoice	141	5
Isetan (2)	2,900	46
iShares MSCI Japan (USD)	92,100	1,246
Ishikawajima-Harima (2)	16,000	45
Isuzu Motors (2)	14,000	51
ITO EN (2)	1,200	43
ITOCHU	20,000	180
ITOCHU Techno-Science	500	22
Iyo Bank	4,000	40
Izumi (2)	500	17
JAFCO (2)	600	32
Japan Airlines System (1)	11,000	20
Japan Petroleum Exploration	400	27
Japan Tobacco (2)	85	325
JFE (2)	7,275	290
JGC	3,000	50
Joyo (2)	11,000	67
JS Group	4,200	86
JSAT	1	3
JSR (2)	3,200	75
Jtekt	5,600	104
Juroku Bank (2)	5,000	30
JUSCO	9,200	214
Kabu.com	7	11
Kagoshima Bank	3,000	24
Kajima (2)	13,000	55
Kamigumi	4,000	29
Kandenko 1942	1,000	7
Kaneka	3,000	27
Kansai Electric	12,200	281
Kansai Paint (2)	5,000	38
Kao	10,000	260
Katokichi (2)	2,100	20
Kawasaki Heavy Industries (2)	20,000	61
Kawasaki Kisen Kaisha (2)	8,000	46
KDDI	56	363
Keihin Electric Express Railway (2)	7,000	49
Keio	8,000	50
Keisei Electric Railway	4,000	22
Keyence (2)	700	160
Kikkoman (2)	3,000	39
Kinden	3,000	23
Kintetsu	22,000	69
Kirin Brewery (2)	13,000	193
Kissei Pharmaceutical (2)	1,000	18
Kobayashi Pharmaceutical	400	16
Kobe Steel	40,000	121
Koei	300	5
Koito Manufacturing	1,000	14
Kokuyo	1,600	26
Komatsu	17,000	341
Komeri	700	22
Konami	1,800	44
Konica (1)	7,000	89
Kose	400	13
Kubota	11,000	101
Kuraray (2)	6,500	72
Kurita Water Industries (2)	1,700	32
Kyocera (2)	3,200	262
Kyorin (2)	1,000	12
Kyowa Hakko Kogyo	6,000	44
Kyushu Electric Power	6,000	140
Lawson (2)	1,300	44
Leopalace21 (2)	1,800	63
Lion Corporation	4,000	23
Mabuchi Motor (2)	600	40
Makita (2)	1,800	59
Marubeni	20,000	106
Marui	4,700	67
Maruichi Steel Tube	2,000	47
Matsui Securities	1,800	14
Matsumotokiyoshi	700	16
Matsushita Electric Industries	42,865	891
Matsushita Electric Works (2)	3,671	41
Mazda Motor (2)	12,000	78
Mediceo Paltac	3,100	58
Meiji Dairies (2)	4,000	25
Meiji Seika Kaisha (2)	5,000	25
Meitec	600	20
Millea	22	426
Minebea	7,000	36
Misawa Homes (1)(2)	500	14
Misumi (2)	700	13
Mitsubishi Chemical	23,000	145
Mitsubishi Corporation	21,300	436
Mitsubishi Electric (2)	27,000	212
Mitsubishi Estate	18,000	372
Mitsubishi Gas Chemical	6,000	60
Mitsubishi Heavy Industries	57,000	233
Mitsubishi Logistics (2)	2,000	29
Mitsubishi Materials (2)	15,000	59
Mitsubishi Motors (1)(2)	70,000	124
Mitsubishi Rayon (2)	8,000	61
Mitsubishi UFJ Financial	180	2,541
Mitsubishi UFJ Securities (2)	5,000	56
Mitsui (2)	22,000	335
Mitsui Chemicals (2)	10,000	63
Mitsui Engineering & Shipbuilding (2)	11,000	30
Mitsui Fudosan	15,000	318
Mitsui Mining & Smelting	10,000	57
Mitsui Osk Lines (2)	15,000	99
Mitsui Sumitomo Insurance	26,000	306
Mitsui Trust Holdings	10,000	110
Mitsukoshi	7,000	32
Mitsumi Electric	1,200	14
Mizuho Financial Group	153	1,284
Mizuho Investors	6,000	14
Mizuho Trust & Banking (2)	26,000	63
Mochida Pharmaceutical	2,000	18
Murata Manufacturing (2)	3,800	251
Musashino Bank	400	22
Nagoya Railroad	11,000	36
Namco Bandai (2)	3,300	47
Nanto Bank	5,000	29
NEC	26,000	144
NEC Electronics (1)(2)	400	12
NEC Fielding	300	4
Neomax (2)	1,000	19
Net One Systems (2)	7	11
NGK Insulators (2)	5,000	64
NGK Spark Plug (2)	2,000	42
NHK Spring (2)	3,000	32
Nichicon	1,100	14
Nichii Gakkan (2)	200	3
Nichirei (2)	4,000	22
Nidec (2)	1,000	71
Nidec Copal	300	4
Nidec Sankyo (2)	2,000	24
Nikko Cordial	12,500	149
Nikon (2)	5,000	88
Nintendo	1,800	336
Nippon Electric Glass (2)	3,000	67
Nippon Express (2)	13,000	66
Nippon Kayaku	2,000	17
Nippon Light Metal (2)	7,000	18
Nippon Meat Packers (2)	3,000	35
Nippon Mining	11,000	93
Nippon Oil	19,000	149
Nippon Paint	3,000	14
Nippon Sanso (2)	5,000	39
Nippon Sheet Glass (2)	6,000	29
Nippon Shokubai (2)	2,000	23
Nippon Steel (2)	85,000	330
Nippon Telegraph & Telephone	89	465
Nippon Television Network	90	11
Nippon Unipac Holding (2)	14	56
Nippon Yusen (2)	16,000	103
Nipponkoa Insurance	11,000	91
Nipro	1,000	18
Nishi-Nippon Bank	9,000	40
Nishi-Nippon Railroad	5,000	18
Nishimatsu (2)	4,000	14
Nissan	38,300	412
Nissan Chemical Industries	3,000	38
Nissay Dowa General	3,000	19
Nisshin Seifun Group (2)	3,500	40
Nisshin Steel	13,000	39
Nisshinbo Industries	3,000	32
Nissin Food Products (2)	1,600	59
Nitori	600	27
Nitto Denko	2,200	160
NOK	2,200	57
Nomura Research Institute (2)	600	80
Nomura Securities (2)	33,200	589
Noritsu Koki	200	4
NS Solutions	300	8
NSK	7,000	54
NTN (2)	6,000	45
NTT Data	19	86
NTT DoCoMo (2)	317	461
NTT Urban Development (2)	4	30
Obayashi	9,000	58
Obic	80	17
Obic Business Consultants	50	3
Odakyu Electric Railway (2)	9,000	58
Ogaki Kyoritsu Bank	4,000	18
Oji Paper (2)	14,000	81
Oki Electric (2)	8,000	17
Olympus Optical (2)	4,000	115
OMC Card	1,100	10
Omron	4,200	106
Ono Pharmaceutical (2)	1,600	79
Onward Kashiyama (2)	2,000	27
Oracle Japan (2)	400	18
Orient	7,000	18
Oriental Land (2)	700	38
ORIX	1,520	398
Osaka Gas	28,000	94
Otsuka (2)	200	22
Panahome	1,000	7
Park24 (2)	900	25
Pasona	2	4
Pioneer (2)	2,300	38
Plenus	200	7
Privee Zurich Turnaround (2)	6,000	6
Promise	1,700	76
Q.P.	2,000	18
Resona Holdings	77	241
Ricoh	10,000	201
Rinnai	700	17
Rohm Company (2)	2,000	170
Ryohin Keikaku	500	38
Ryoshoku	200	5
Sagami Railway	5,000	17
San-in Godo Bank	2,000	19
Sanken Electric (2)	2,000	26
Sankyo-Gunma	800	44
Santen Pharmaceutical (2)	1,100	27
Sanyo Chemical (2)	1,000	7
Sanyo Electric (1)	24,000	48
Sanyo Shinpan Finance (2)	250	11
Sapporo (2)	5,000	25
Sapporo Hokuyo Holdings	5	58
SBI Holdings (2)	156	61
Secom	3,000	146
Sega Sammy Holdings (2)	2,340	77
Seibu (1)	1,000	5
Seiko Epson (2)	2,500	70
Seino	3,000	31
Seiyu (1)(2)	7,000	13
Sekisui Chemical	7,000	60
Sekisui House (2)	9,000	127
Seven & I (2)	9,200	321
SFCG (2)	100	17
Sharp (2)	14,000	236
Shiga Bank	3,000	20
Shikoku (2)	3,200	73
Shikoku Bank	3,000	14
Shima Seiki	500	13
Shimachu	900	24
Shimadzu (2)	4,000	29
Shimamura (2)	300	31
Shimano	1,500	45
Shimizu (2)	10,000	53
Shin-Etsu Chemical (2)	5,500	318
Shinko Electric (2)	1,100	33
Shinko Securities	10,000	36
Shinsei Bank	23,000	143
Shionogi	5,000	95
Shiseido (2)	5,000	100
Shizuoka Bank (2)	9,000	102
Showa Denko	14,000	57
Showa Shell Sekiyu	1,900	24
Sky Perfect Communications	7	4
Skylark (2)	1,500	32
SMBC Friend Securities	2,000	17
SMC	900	115
Softbank (2)	9,000	165
Sohgo Security Services (2)	800	15
Sompo Japan (2)	13,000	175
Sony (2)	17,000	782
Stanley Electric (2)	2,400	51
Sumisho Computer Systems	1,100	20
Sumisho Lease	300	16
Sumitomo (2)	16,000	226
Sumitomo Bakelite (2)	3,000	26
Sumitomo Chemicals	21,000	166
Sumitomo Electric Industries	9,600	126
Sumitomo Forestry	2,000	19
Sumitomo Heavy Industries (2)	8,000	69
Sumitomo Metal Industries (2)	61,000	243
Sumitomo Metal Mining (2)	10,000	141
Sumitomo Mitsui Financial	95	1,010
Sumitomo Osaka Cement (2)	7,000	21
Sumitomo Realty & Development (2)	8,000	199
Sumitomo Rubber Industries (2)	2,000	19
Sumitomo Trust & Banking	21,000	223
Suruga Bank	3,000	41
Suzuken (2)	800	31
Suzuki Motor (2)	6,900	169
Sysmex	300	14
T&D Holdings	3,150	250
Taiheiyo Cement (2)	12,000	45
Taisei	14,000	47
Taisho Pharmaceutical	4,000	79
Taiyo Yuden (2)	2,000	26
Takara (2)	3,000	17
Takashimaya (2)	4,000	48
Takeda Chemical Industries (2)	11,300	729
Takefuji (2)	1,000	49
Tanabe Seiyaku (2)	3,000	39
TDK	1,700	133
Teijin	12,000	68
TEPCO	17,200	462
Terumo	2,700	97
The 77 Bank (2)	5,000	36
The Bank of Yokohama	18,000	144
The Keiyo Bank	2,000	11
THK	2,200	58
TIS (2)	600	13
Tobu Railway (2)	11,000	53
Toda (2)	4,000	19
Toho (2)	2,400	50
Toho Gas	7,000	29
Tohoku Electric Power (2)	6,400	134
Tokai Rika	600	11
Tokai Rubber Industries (2)	500	7
Tokuyama (2)	4,000	53
Tokyo Broadcasting System	600	13
Tokyo Electron (2)	2,300	146
Tokyo Gas (2)	36,000	179
Tokyo Seimitsu	500	23
Tokyo Steel	2,000	37
Tokyo Style	1,000	12
Tokyo Tatemono (2)	4,000	40
Tokyu	15,000	93
Tokyu Construction (1)	7,800	10
Tokyu Land (2)	7,000	54
TonenGeneral Sekiyu (2)	5,000	50
Toppan Forms	600	8
Toppan Printing (2)	9,000	103
Toray Industries (2)	18,000	151
Yaskawa Electric	3,000	35
Yokogawa Electric (2)	3,400	45
Yokohama Rubber	4,000	17
York-Benimaru	400	12
Yoshinoya D&C	6	11
Zeon	3,000	32
Total Japan (Cost $39,184)		47,770

NETHERLANDS 3.2%

Common Stocks 3.2%
ABN AMRO (2)	32,644	903
Aegon	27,332	464
Akzo Nobel	4,887	272
ASM Lithography (1)(2)	8,015	158
Corio	1,118	75
Elsevier (2)	12,564	186
Heineken	4,865	228
Heineken, Series A	1,313	53
ING Groep GDS	37,685	1,529
Koninklijke DSM (2)	3,452	135
Koninklijke Numico (2)	3,155	151
Philips Electronics	22,496	742
Randstad	1,441	79
Rodamco Europe	1,117	118
Royal Ahold (1)	26,524	238
Royal KPN (2)	35,748	406
TPG NV (2)	7,855	280
Unilever NV	29,310	696
Wolters Kluwer	5,277	124
Total Netherlands (Cost $5,642)		6,837
NEW ZEALAND 0.1%

Common Stocks 0.1%
Air New Zealand	4,996	4
Auckland International Airport	15,533	20
Contact Energy	4,893	21
Fisher & Paykel Appliances (2)	4,261	12
Fisher & Paykel Healthcare (2)	8,662	23
Fletcher Building	7,952	43
Infratil	3,663	10
Kiwi Income Property Trust, Equity Units (2)	11,712	10
Port of Tauranga	1,115	4
Sky City Entertainment Group (2)	7,271	24
Sky Network Television	3,784	14
Telecom Corporation of New Zealand (2)	33,008	83
The Warehouse Group (2)	2,276	7
Tower (1)(2)	5,944	12
Vector	4,652	7
Total New Zealand (Cost $311)		294

NORWAY 0.7%

Common Stocks 0.7%
DNB Holdings	16,995	215
Norsk Hydro ASA, A Shares	16,575	471
Norske Skogsindustrier	3,190	49
Orkla (2)	3,559	161
Statoil ASA	11,244	333
Storebrand ASA	4,177	44
Telenor ASA	14,585	186
Yara International	3,945	59
Total Norway (Cost $977)		1,518
PORTUGAL 0.4%

Common Stocks 0.4%
Banco BPI	9,475	70
Banco Comercial	46,002	132
Banco Espirito Santo (2)	2,077	31
Brisa-Auto Estradas (2)	6,900	70
Cimpor-Cimentos De Portugal (2)	3,327	22
Electricidade de Portugal	46,877	186
Portugal Telecom	19,296	239
PT Multimedia Servicos	1,541	18
Total Portugal (Cost $608)		768

SINGAPORE 0.8%

Common Stocks 0.8%
Allgreen Properties	9,000	7
Bil International	16,500	15
CapitaCommercial Trust, REIT	10,400	12
CapitaLand	23,000	60
Capitamall Trust, REIT	18,000	25
Cerebos Pacific	1,000	2
Chartered Semiconductor (1)	17,000	12
City Developments	12,000	68
Comfortdelgro	34,012	34
Creative Technology	1,050	6
Cycle & Carriage	2,000	13
DBS Group	19,000	218
Fortune, REIT (HKD)	10,000	8
Fraser and Neave	15,000	38
Haw Par	2,307	8
Hotel Properties	3,000	3
iShares MSCI Singapore (USD)	6,800	60
K-REIT Asia, REIT (1)	1,000	1
Keppel	10,000	97
Keppel Land	6,000	15
Mobileone	12,650	17
Neptune Orient Lines	13,000	15
Noble Group	12,400	9
Overseas-Chinese Banking	40,000	161
Pacific Century Regional Developments (1)	14,600	3
Parkway Holdings	9,000	15
People's Food Holdings	8,000	5
Sembcorp	14,520	31
Sembcorp Marine	10,000	21
Singapore Airlines	10,000	82
Singapore Exchange	18,000	42
Singapore Land	3,000	12
Singapore Post	29,000	20
Singapore Press	26,750	66
Singapore Technologies	25,000	45
Singapore Telecommunications	111,000	182
Singapore Telecommunications GDR (AUD)	1,237	2
SMRT	10,000	7
Starhub	36,000	49
Stats ChipPAC (1)	27,000	15
United Industrial	17,000	15
United Overseas Bank	19,520	193
United Overseas Land	6,652	12
Venture	5,000	34
Want Want Holdings (USD)	8,000	12
Wheelock Properties	6,000	6
Wing Tai Holdings	9,000	8
Total Singapore (Cost $1,509)		1,781

SPAIN 4.0%

Common Stocks 4.0%
Abertis Infraestructuras (2)	4,714	111
Acciona	393	60
ACERINOX (2)	4,013	75
ACS Actividades Construccion y Servicios	4,433	194
Altadis	4,475	212
Antena 3 Television (2)	1,375	30
Banco Bilbao Vizcaya Argenta	62,275	1,323
Banco de Sabadell	5,086	180
Banco Espana de Credito	1,241	23
Banco Popular Espanol	14,760	222
Banco Santander Central Hispano	107,342	1,625
Bankinter	1,210	80
Cia Espanola de Petroleos	347	24
Cintra Concesiones De Infraestructure	2,926	37
Corporacion Financiera Alba	498	27
Corporacion Mapfre	1,779	35
Enagas	2,667	58
Endesa (2)	18,097	618
Fomento De Construc Y Contradas	808	63
Gamesa	2,718	58
Gas Natural	3,827	123
Gestevision Telecino (2)	1,570	38
Groupo Prisa (2)	1,304	21
Grupo Ferrovial (2)	1,199	97
Iberdrola (2)	15,410	547
Inditex	4,262	185
Metrovacesa (2)	1,180	108
Repsol	20,862	586
Sogecable (1)(2)	826	27
Telefonica SA (2)	88,997	1,504
Union Fenosa	3,521	144
Vallehermoso (2)	1,909	71
Zardoya Otis	1,547	44
Zardoya Otis(1)	154	4
Total Spain (Cost $6,473)		8,554

SWEDEN 2.3%

Common Stocks 2.3%
Assa-Abloy, B Shares	5,731	94
Atlas Copco, A shares	7,543	188
Atlas Copco, B shares	1,185	28
Electrolux, Series B (2)	4,977	72
Fabege (1)	269	5
Foreningssparbanken	6,780	182
Hennes & Mauritz, Series B	5,006	186
Husqvarna (1)	4,977	53
Industrivarden, Series A	2,613	75
Industrivarden, Series C	574	16
Investor, Series A	3,415	62
Investor, Series B	9,685	177
iShares MSCI Sweden Index (USD)	7,200	180
LM Ericsson	254,190	800
Modo, B Shares	1,033	44
NORDEA	46,184	578
S-E-Banken	11,420	281
Sandvik	20,320	211
SCA, Series B	3,368	141
Scania, Series B	1,857	83
Scania, Series A	300	13
Securitas, Series B	5,983	112
Skanska	6,582	103
SKF, Class B	6,666	94
SSAB Svenskt Stal	1,455	27
SSAB Svenskt Stal, Series A	3,102	61
Svenska Handelsbanken, Class A	11,103	281
Swedish Match	5,395	89
Tele2 AB (2)	6,781	66
TeliaSonera	38,319	215
Volvo, Series A	1,761	94
Volvo, Series B	5,504	291
Total Sweden (Cost $3,867)		4,902

SWITZERLAND 6.7%

Common Stocks 6.7%
Aare-Tessin AG fuer Elektrizitaet Otten	4	7
ABB	35,388	457
Adecco	2,336	136
Baloise Holding, Series R	919	73
Ciba Specialty Chemicals	1,105	61
Cie Financ Richemont, Equity Units, Class A	8,923	402
Clariant	3,826	52
Credit Suisse Group	19,236	1,077
Givaudan	123	102
Holcim	3,216	251
iShares MSCI Switzerland (USD)	22,100	486
Julius Baer	1,855	172
Kuehne & Nagel	997	66
Lonza	839	57
Nestle	6,647	2,177
Nobel Biocare	428	101
Novartis	39,909	2,265
Pargesa Holding	638	61
Roche Holding	315	59
Roche Holding AG-Genusschein	12,253	2,179
Schindler (Parting certificates)	590	32
Schindler (Registered shares)	244	13
Schweizerische Rueckversicherungs	6,395	460
Serono	90	61
Societe Generale de Surveillance	98	90
Straumann Holding	129	33
Swiss Life Holding (1)	520	120
Swisscom (2)	409	135
Syngenta	1,871	269
Synthes Stratec	764	88
The Swatch Group (Bearer shares)	663	118
The Swatch Group (Registered shares)	1,169	42
UBS	37,204	2,023
Zurich Financial Services (2)	2,462	552
Total Switzerland (Cost $10,807)		14,277

THAILAND 0.0%

Common Stocks 0.0%
Total Access Communications (USD) (1)	1,400	5
Total Thailand (Cost $5)		5

UNITED KINGDOM 23.2%

Common Stocks 23.2%
3I Group	7,977	138
Aegis Group	18,748	42
Alliance & Leicester	7,700	151
Alliance Boots	14,506	213
Alliance Trust	11,485	74
AMVESCAP	13,990	136
Anglo American	25,713	1,074
Antofagasta	6,555	51
Associated British Foods	6,769	106
Associated British Ports	5,086	86
AstraZeneca	27,086	1,654
Aviva	40,868	548
AWG	2,616	63
BAE Systems	54,877	366
Barclays	110,612	1,298
BBA Group	8,066	38
BG Group	59,848	805
BHP Billiton	42,186	799
BOC Group	8,710	261
BP	344,166	4,147
Bradford Bingley	10,844	91
Brambles	12,001	98
British Airways (1)	10,248	74
British America Tobacco	26,929	726
British Energy (1)	9,694	133
British Land	8,857	226
British Sky Broadcasting	23,097	242
British Telecommunications	142,498	633
Bunzl	5,913	69
Burberry Group	8,026	71
Cadbury Schweppes	35,530	348
Cairn Energy (1)	2,717	107
Capita Group	10,839	106
Carnival	3,633	145
Centrica	60,308	330
Cobham	19,157	59
Compass Group	36,896	176
Corus Group	15,730	126
Daily Mail & General Trust	4,679	50
Diageo	48,049	845
DSG International	31,226	116
Electrocomponents	7,214	32
Emap	4,386	57
EMI	13,469	64
Enterprise Inns	5,504	100
Foreign & Colonial Investment	16,746	80
Friends Provident	36,565	124
Gallaher Group	11,096	185
GKN	12,217	59
GlaxoSmithKline	99,591	2,756
Group 4 Securicor	21,607	68
GUS	14,968	281
Hammerson	4,867	113
Hanson	12,352	152
Hays	25,436	64
HBOS	65,603	1,194
HSBC	196,070	3,557
ICAP	8,254	73
Imperial Chemical	20,363	141
Imperial Tobacco	11,820	386
InterContinental Hotels	6,350	103
International Power	25,394	140
iShares MSCI United Kingdom (USD)	61,800	1,335
J Sainsbury	21,824	144
Johnson Matthey	3,753	91
Johnston Press	4,725	33
Kelda Group	6,193	96
Kesa Electricals	8,802	51
Kingfisher	40,038	183
Ladbrokes	10,507	76
Land Securities	7,949	293
Legal & General Group	110,832	257
Liberty International	5,774	123
Lloyds TSB	95,111	958
Logica	19,591	62
Lonmin	2,906	159
Man Group	5,250	241
Marks & Spencer	28,409	317
Misys	9,465	43
National Grid	46,371	528
Next	4,101	131
Northern Rock	7,200	150
Old Mutual	72,953	221
Old Mutual Insurance (SEK)	20,747	63
Pearson	13,752	187
Persimmon	5,044	121
Provident Financial	4,226	46
Prudential	41,449	436
Rank Group	10,378	38
Reckitt Benckiser	12,376	497
Reed Elsevier	21,770	217
Rentokil	30,941	95
Reuters	22,747	167
Rexam	9,438	89
Rio Tinto	18,193	940
Rolls-Royce (1)	28,883	238
Royal & Sun	49,780	124
Royal Bank of Scotland	54,195	1,764
Royal Dutch Shell, A Shares (2)	78,402	2,767
Royal Dutch Shell, B Shares (2)	36,129	1,330
SABMiller	18,654	375
Sage Group	21,880	95
Schroders	3,508	63
Schroders (Non-Voting Shares)	434	7
Scottish & Newcastle	16,007	160
Scottish & Southern Energy	14,228	322
Scottish Mortgage	4,800	42
Scottish Power	25,382	287
Severn Trent	5,912	143
Shire	8,527	138
Signet	28,851	54
Slough Estates	8,017	99
Smith & Nephew	16,042	138
Smiths Group	9,592	162
Standard Chartered	22,674	574
Tate & Lyle	8,320	106
Tesco	134,088	901
TI Automotive (1)	270	0
Tomkins	14,591	77
Travis Perkins	2,007	57
Trinity Mirror	4,809	40
Unilever	22,391	530
United Business Media	4,861	57
United Utilities	14,932	184
Vodafone, Class B (1)	1,028,119	288
Vodafone	899,604	1,954
Whitbread	3,729	86
William Hill	6,285	69
William Morrison Supermarkets	45,347	173
Witan Investment Trust	4,580	36
Wolseley	10,174	217
WPP Group	21,135	250
Xstrata	9,036	388
Yell Group	13,243	126
Total United Kingdom (Cost $40,473)		49,359

SHORT-TERM INVESTMENTS 0.1%

Money Market Funds 0.1%
T. Rowe Price Reserve Investment Fund, 5.32% (3)(4)	204,838	205
Total Short-Term Investments (Cost $205)		205

SECURITIES LENDING COLLATERAL 16.1%

Money Market Pooled Account 16.1%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.321% (3)	34,232,901	34,233
Total Securities Lending Collateral (Cost $34,233)		34,233

Total Investments in Securities
116.0% of Net Assets (Cost $206,130)		$246,919

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	Non-income producing
(2)	All or a portion of this security is on loan at July 31, 2006 - see Note 2
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
AUD	Australian Dollar
FDR	Fiduciary Depository Receipts
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
HKD	Hong Kong Dollar
NZD	New Zealand Dollar
REIT	Real Estate Investment Trust
SEK	Swedish Krona
USD	U.S. Dollar

The accompanying notes are an integral part of this portfolio of investments.

T. Rowe Price International Equity Index Fund
Unaudited	July 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Index Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth, using the FTSE International Limited Developed ex North America Index.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2006, the value of loaned securities was $32,538,000; aggregate collateral consisted of $34,233,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2006, the cost of investments for federal income tax purposes was $206,130,000. Net unrealized gain aggregated $40,797,000 at period-end, of which $43,552,000 related to appreciated investments and $2,755,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $13,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2006, and October 31, 2005, was $205,000 and $257,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 15, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 15, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	September 15, 2006